Summary of Significant Accounting Policies - Summary of Amortization Periods for Acquired Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Trade Names
Concentration Risk [Line Items]
Useful life of intangible assets	10 years
Payor Relationships
Concentration Risk [Line Items]
Useful life of intangible assets	10 years
Noncompete Agreements
Concentration Risk [Line Items]
Useful life of intangible assets	6 years